SHAREHOLDER’S EQUITY	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
SHAREHOLDER’S EQUITY	SHAREHOLDER’S EQUITY
Corporate Conversion
On February 20, 2024, the Company completed a corporate conversion, converting from a Delaware limited liability company to a Maryland corporation. Pursuant to the certificate of incorporation effected in connection with the corporate conversion, the Company’s authorized capital stock consists of 50,000,000 shares of voting Common Stock and 10,000 shares of Preferred Stock (defined below), par value $0.01 per share.
Preferred Stock
As of September 30, 2024 and December 31, 2023, the Company authorized 10,000 and zero shares of Preferred Stock, par value $0.01 per share (the “Preferred Stock”), respectively, of which none have been issued. The Company’s Board of Directors (the “Board of Directors”) has the authority, without action by our shareholders, to issue up to 10,000 shares of Preferred Stock in one or more series or classes and to designate the rights, preferences and privileges of each series or class, which may be greater than the rights of SUNS’ Common Stock. There were no shares of Preferred Stock designated or outstanding as of September 30, 2024 and December 31, 2023, respectively.
Common Stock
As of September 30, 2024 and December 31, 2023, the Company authorized 50,000,000 and zero shares of Common Stock, respectively, and issued 6,925,395 and zero shares of Common Stock, respectively.
Spin-Off
On July 1, 2024, the Board of Directors approved a forward stock split of shares of the Company’s Common Stock, at a ratio of 68,890.32-for-one (to be effected in the form of a stock dividend for purposes of the Maryland General Corporation Law), pursuant to which 68,890.32 additional shares of the Company’s Common Stock were issued for each outstanding share of the Company’s Common Stock (the “Forward Stock Split”), payable prior to the consummation of the Spin-Off. The Forward Stock Split took effect immediately prior to the distribution of the shares of the Company’s common stock to the shareholders of AFC common stock.
As a result of the Forward Stock Split, the number of outstanding shares of the Company’s Common Stock increased to 6,889,032 shares outstanding as of July 9, 2024, of which 88,685 were restricted shares at the time of Spin-Off.
The Spin-Off was effected by the transfer of AFC’s CRE portfolio from AFC to SUNS and the distribution of all of the outstanding shares of SUNS Common Stock to all of AFC’s shareholders of record as of the close of business on July 8, 2024. AFC’s shareholders of record as of the Record Date received one share of SUNS Common Stock for every three shares of AFC common stock held as of the close of business on July 8, 2024, the Record Date for the distribution, as well as a cash payment in lieu of any fractional shares. The Spin-Off was completed on July 9, 2024. Immediately after the Spin-Off, the Company was no longer a wholly owned subsidiary of AFC.
On July 9, 2024, AFC non-vested restricted stock awards that were outstanding on the Distribution Date were converted into AFC restricted stock awards and SUNS restricted stock awards. Upon completion of the Spin-Off, the AFC restricted stock awards were converted into 88,685 shares of SUNS restricted stock. The vesting schedule remains the same as the original awards.
Stock Incentive Plan
The Company has established the 2024 Stock Incentive Plan (the “2024 Plan”). The 2024 Plan authorizes stock options, stock appreciation rights, restricted stock, stock bonuses, stock units and other forms of awards granted or denominated in the Company’s Common Stock or units of Common Stock. The 2024 Plan retains flexibility to offer competitive incentives and to tailor benefits to specific needs and circumstances. Any award may be structured to be paid or settled in cash. The Company has granted, and currently intends to continue to grant, restricted stock awards to participants in the 2024 Plan, but it may also grant any other type of award available under the 2024 Plan in the future. Persons eligible to receive awards under the 2024 Plan include officers or employees of the Company or any of its subsidiaries, directors of the Company, employees of the Manager and certain directors, consultants and other service providers to the Company or any of its subsidiaries.
In July 2024, the Board of Directors approved grants of 36,363 shares of restricted stock to Brian Sedrish in connection with his appointment as CEO, which vest over a three-year period with approximately 33% vesting on each of the first, second and third anniversaries of July 9, 2024.
As of September 30, 2024, there were 36,363 shares of restricted stock granted under the 2024 Plan.
As of September 30, 2024, the maximum number of shares of the Company’s Common Stock that may be delivered pursuant to awards under the 2024 Plan (the “Share Limit”) equals 551,122 shares. Shares that are subject to or underlie awards that expire or, for any reason, are cancelled, terminated, forfeited, fail to vest or are not paid or delivered under the 2024 Plan will not be counted against the Share Limit and will again be available for subsequent awards under the 2024 Plan.
The stock-based compensation expense for the Company was approximately $0.2 million for the three and nine months ended September 30, 2024 and zero during the period from August 28, 2023 to September 30, 2023, respectively.
The following table summarizes restricted stock (i) converted upon Spin-Off, (ii) granted, (iii) vested and (iv) forfeited for the Company’s directors and officers and employees of the Manager as of September 30, 2024. There was no stock award activity during the period from August 28, 2023 (date of formation) to December 31, 2023.

As of September 30, 2024
Converted upon Spin-Off	88,685
Granted	36,363
Vested	(805)
Forfeited	—
Balance	124,243
The fair value of the Company’s restricted stock awards is based on the Company’s stock price on the date of grant. The following tables summarize the restricted stock activity as of and during the nine months ended September 30, 2024:

	Number of shares of restricted stock	Weighted-average grant date fair value
Balance as of July 9, 2024 (1)	88,685	$13.00
Granted	36,363	13.75
Vested	(805)	21.64
Forfeited	—	—
Balance as of September 30, 2024	124,243	$13.16
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(1)Effective date of conversion upon Spin-Off.
The total fair value of shares vested during the three and nine months ended September 30, 2024 was approximately $11.8 thousand. During the three months ended September 30, 2024,
36,363 shares of restricted stock were granted with a weighted-average grant date fair value of $13.75. There were no shares of restricted stock that were granted or that vested during the period from August 28, 2023 to September 30, 2023.
As of September 30, 2024, there was approximately $1.3 million of total unrecognized compensation cost related to non-vested restricted stock. That cost is expected to be recognized over a weighted-average period of 2.23 years.